Analysis of Financial Assets and Liabilities by Measurement Basis	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Analysis of Financial Assets and Liabilities by Measurement Basis
43	ANALYSIS OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT BASIS
After initial recognition, financial assets and liabilities are measured either at fair value or amortized cost, within the measurement categories as defined in IFRS 9. The summary of material accounting policies in Note 2 describes how these categories of financial assets and liabilities are measured, and how income and expenses are recognized either in profit or loss, or in other comprehensive income. The following tables present the carrying amounts of the financial assets and liabilities, by category and by line item, of the consolidated statements of financial position.

	At March 31, 2024
	Financial assets and liabilities at fair value through profit or loss	Financial assets and liabilities at amortized cost	Debt instruments at fair value through other comprehensive income	Equity instruments at fair value through other comprehensive income	Total

	(In millions)
Financial assets:
Cash and deposits with banks	¥—	¥78,750,443	¥—	¥—	¥78,750,443
Call loans and bills bought	—	5,336,280	—	—	5,336,280
Reverse repurchase agreements and cash collateral on securities borrowed	—	14,148,667	—	—	14,148,667
Trading assets	6,512,061	—	—	—	6,512,061
Derivative financial instruments	9,909,272	—	—	—	9,909,272
Financial assets at fair value through profit or loss	2,376,129	—	—	—	2,376,129
Investment securities	—	316,392	24,016,184	5,817,261	30,149,837
Loans and advances	—	121,716,465	—	—	121,716,465
Other financial assets (1)	—	7,509,528	—	—	7,509,528

Total	¥18,797,462	¥227,777,775	¥24,016,184	¥5,817,261	¥276,408,682

	At March 31, 2024
	Financial assets and liabilities at fair value through profit or loss	Financial assets and liabilities at amortized cost	Debt instruments at fair value through other comprehensive income	Equity instruments at fair value through other comprehensive income	Total

	(In millions)
Financial liabilities:
Deposits (2)	¥(10,306)	¥182,107,625	¥—	¥—	¥182,097,319
Call money and bills sold	—	3,138,049	—	—	3,138,049
Repurchase agreements and cash collateral on securities lent	—	20,166,958	—	—	20,166,958
Trading liabilities	4,924,490	—	—	—	4,924,490
Derivative financial instruments	11,877,473	—	—	—	11,877,473
Financial liabilities designated at fair value through profit or loss	498,284	—	—	—	498,284
Borrowings (2)	(1,087)	16,108,245	—	—	16,107,158
Debt securities in issue (2)	1,909	14,073,175	—	—	14,075,084
Other financial liabilities (1)	—	10,523,048	—	—	10,523,048

Total	¥17,290,763	¥246,117,100	¥—	¥—	¥263,407,863

	At March 31, 2023
	Financial assets and liabilities at fair value through profit or loss	Financial assets and liabilities at amortized cost	Debt instruments at fair value through other comprehensive income	Equity instruments at fair value through other comprehensive income	Total

	(In millions)
Financial assets:
Cash and deposits with banks	¥—	¥76,465,511	¥—	¥—	¥76,465,511
Call loans and bills bought	—	5,684,812	—	—	5,684,812
Reverse repurchase agreements and cash collateral on securities borrowed	—	11,024,084	—	—	11,024,084
Trading assets	4,585,915	—	—	—	4,585,915
Derivative financial instruments	8,649,947	—	—	—	8,649,947
Financial assets at fair value through profit or loss	1,488,239	—	—	—	1,488,239
Investment securities	—	235,567	22,811,423	4,548,608	27,595,598
Loans and advances	—	111,891,134	—	—	111,891,134
Other financial assets (1)	—	5,360,634	—	—	5,360,634

Total	¥14,724,101	¥210,661,742	¥22,811,423	¥4,548,608	¥252,745,874

Financial liabilities:
Deposits (2)	¥(12,641)	¥172,940,451	¥—	¥—	¥172,927,810
Call money and bills sold	—	2,569,056	—	—	2,569,056
Repurchase agreements and cash collateral on securities lent	—	17,786,026	—	—	17,786,026
Trading liabilities	3,291,089	—	—	—	3,291,089
Derivative financial instruments	10,496,855	—	—	—	10,496,855
Financial liabilities designated at fair value through profit or loss	414,106	—	—	—	414,106
Borrowings (2)	(822)	15,372,623	—	—	15,371,801
Debt securities in issue (2)	1,525	11,983,469	—	—	11,984,994
Other financial liabilities (1)	—	8,522,212	—	—	8,522,212

Total	¥14,190,112	¥229,173,837	¥—	¥—	¥243,363,949

(1)	Other financial assets and liabilities comprise of those included in other assets and liabilities, which meet the definition of a financial asset and liability.
(2)
Embedded derivatives, which are separately accounted for, but presented together with the host contract in the consolidated statements of financial position, are disclosed in this table within the category of “Financial assets and liabilities at fair value through profit or loss.” Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in this table as liabilities to be consistent with the line of the host contract.